Long term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term debt	$ 10,000	$ 12,000
Less: Current portion	(4,000)	(1,714)
Long-term Debt, Excluding Current Maturities	$ 6,000	$ 10,286